Expense Example - Polen Focus Growth ETF - Polen Focus Growth ETF [Default Label]	Jul. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 201